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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         AEW Capital Management, L.P.
                 -------------------------------
   Address:      Two Seaport Lane
                 -------------------------------
                 Boston, MA  02210-2021
                 -------------------------------

Form 13F File Number: 028-06538
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James J. Finnegan
         ----------------------------------------------------------------------
Title: Vice President of AEW Capital Management, Inc., General Partner of AEW Capital Management, L.P.
         ----------------------------------------------------------------------
Phone:   (617) 261-9000
         ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ James J. Finnegan         Boston, Massachusetts   February 10, 2011
   -------------------------------    ---------------------   -----------------
           [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number         Name

    028-04037                    Pioneer Investment Management, Inc.
        ---------------          ------------------------------------

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 57
                                        --------------------

Form 13F Information Table Value Total: 4,316,541
                                        --------------------
                                            (thousands)

List of Other Included Managers:

    No.      Form 13F File Number         Name

    1        028-06536                    AEW Capital Management, Inc.
    ------       -----------------        -------------------------------------
    2        028-06808                    Natixis Global Asset Management, L.P.
    ------       -----------------        -------------------------------------

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                           FORM 13F INFORMATION TABLE
             NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.
                                   12/31/2010


                             TITLE                                                                         VOTING AUTHORITY
                              OF               VALUE      SH or    SH/ PUT/   INVESTMENT    OTHER   -------------------------------
       NAME OF ISSUER        CLASS   CUSIP   (X$1000)    PRN AMT   PRN Call   DISCRETION   MANAGERS   SOLE     SHARED       NONE
-----------------------------------------------------------------------------------------------------------------------------------
Alexandria R.E. Equities     COM   015271109  84,150    1,148,653  SH       Shared-Defined  01 02    634,653        -       514,000
AMB Property Corp            COM   00163T109  135,076   4,259,726  SH       Shared-Defined  01 02   2,314,726       -     1,945,000
American Campus Communities  COM   024835100  20,104     633,000   SH       Shared-Defined  01 02    556,500        -        76,500
Annaly Capital Management
 Inc.                        COM   035710409  15,680     875,000   SH       Shared-Defined  01 02       0           -       875,000
Associated Estates Realty    COM   045604105   2,540     166,100   SH       Shared-Defined  01 02    166,100        -             -
Avalon Bay Communities       COM   053484101  262,223   2,329,832  SH       Shared-Defined  01 02   1,396,963       -       932,869
Biomed Realty Trust Inc.     COM   09063H107  52,127    2,795,032  SH       Shared-Defined  01 02   2,292,232       -       502,800
Boston Properties Inc.       COM   101121101  277,570   3,223,807  SH       Shared-Defined  01 02   1,884,407       -     1,339,400
Brookfield Properties        COM   112900105  27,834    1,587,804  SH       Shared-Defined  01 02   1,177,504       -       410,300
Camden Property Trust        COM   133131102  75,124    1,391,707  SH       Shared-Defined  01 02   1,129,207       -       262,500
Campus Crest Communities Inc COM   13466Y105  14,811    1,056,400  SH       Shared-Defined  01 02    839,000        -       217,400
Commonwealth REIT            COM   203233101   2,551     100,000   SH       Shared-Defined  01 02    100,000        -             -
Coresite Realty Corp.        COM   21870Q105   9,401     689,200   SH       Shared-Defined  01 02    575,200        -       114,000
Corporate Office Properties  COM   22002T108  11,236     321,500   SH       Shared-Defined  01 02    267,200        -        54,300
DCT Industrial Trust Inc.    COM   233153105  32,532    6,126,596  SH       Shared-Defined  01 02   4,918,096       -     1,208,500
Developers Diversified       COM   251591103  40,924    2,904,500  SH       Shared-Defined  01 02   2,318,500       -       586,000
Digital Realty Trust         COM   253868103  28,254     548,200   SH       Shared-Defined  01 02    437,200        -       111,000
Douglas Emmett Inc.          COM   25960P109  10,109     609,000   SH       Shared-Defined  01 02    609,000        -             -
Dupont Fabros Technology     COM   26613Q106  57,503    2,703,480  SH       Shared-Defined  01 02   2,048,780       -       654,700
Entertainment Pptys Trust    COM   29380T105  84,531    1,827,692  SH       Shared-Defined  01 02   1,193,492       -       634,200
Equity Lifestyle Properties  COM   29472R108  26,968     482,175   SH       Shared-Defined  01 02    388,975        -        93,200
Equity Residential           COM   29476L107  325,929   6,273,906  SH       Shared-Defined  01 02   3,970,106       -     2,303,800
Essex Property Trust Inc     COM   297178105  23,870     208,980   SH       Shared-Defined  01 02    167,080        -        41,900
Excel Trust Inc              COM   30068C109   5,000     413,200   SH       Shared-Defined  01 02    339,100        -        74,100
Extra Space Storage Inc.     COM   30225T102  72,397    4,160,759  SH       Shared-Defined  01 02   3,398,559       -       762,200
Federal Realty Invs Trust    COM   313747206  190,591   2,445,665  SH       Shared-Defined  01 02   1,398,265       -     1,047,400
First Potomac Realty Trust   COM   33610F109  50,763    3,017,996  SH       Shared-Defined  01 02   2,498,996       -       519,000
General Growth Properties    COM   370023103   8,285     535,200   SH       Shared-Defined  01 02    298,500        -       236,700
Getty Realty Corp.           COM   374297109   5,474     175,000   SH       Shared-Defined  01 02    175,000        -             -
HCP Inc.                     COM   40414L109  226,957   6,168,993  SH       Shared-Defined  01 02   3,809,093       -     2,359,900
Health Care Reit Inc.        COM   42217K106  23,190     486,786   SH       Shared-Defined  01 02    387,886        -        98,900
Highwoods Properties         COM   431284108   1,924      60,400   SH       Shared-Defined  01 02     60,400        -             -
Hospitality Properties       COM   44106M102   1,613      70,000   SH       Shared-Defined  01 02     70,000        -             -
Host Hotels & Resorts        COM   44107P104  206,227   11,540,382 SH       Shared-Defined  01 02   7,184,082       -     4,356,300
Hudson Pacific Properties
 Inc.                        COM   444097109   7,635     507,300   SH       Shared-Defined  01 02    405,000        -       102,300
Kilroy Realty Corp.          COM   49427F108  85,945    2,356,590  SH       Shared-Defined  01 02   1,729,790       -       626,800
Kite Realty Group            COM   49803T102  15,575    2,878,868  SH       Shared-Defined  01 02   2,304,568       -       574,300
Liberty Property Trust       COM   531172104  167,301   5,241,248  SH       Shared-Defined  01 02   3,066,848       -     2,174,400
Macerich Company (the)       COM   554382101  128,196   2,706,280  SH       Shared-Defined  01 02   1,897,517       -       808,763

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

Mack Cali Realty Corp        COM   554489104   4,298     130,000   SH       Shared-Defined  01 02    130,000        -             -
National Retail Properties   COM   637417106  34,463    1,300,473  SH       Shared-Defined  01 02   1,104,073       -       196,400
Nationwide Health Properties
 Inc.                        COM   638620104  152,862   4,201,814  SH       Shared-Defined  01 02   2,760,214       -     1,441,600
Omega Healthcare Investors   COM   681936100  66,186    2,949,472  SH       Shared-Defined  01 02   2,425,272       -       524,200
Pebblebrook Hotel Trust      COM   70509V100  26,934    1,325,505  SH       Shared-Defined  01 02   1,060,205       -       265,300
Piedmont Office Realty Trust COM   720190206  42,706    2,120,476  SH       Shared-Defined  01 02   1,303,976               816,500
Plum Creek Timber Co.        COM   729251108  11,913     318,100   SH       Shared-Defined  01 02     21,600        -       296,500
Public Storage Inc.          COM   74460D109  241,455   2,380,747  SH       Shared-Defined  01 02   1,433,847       -       946,900
Ramco Gershenson Properties  COM   751452202  15,830    1,271,500  SH       Shared-Defined  01 02   1,039,400       -       232,100
Realty Income Corp           COM   756109104   6,248     182,700   SH       Shared-Defined  01 02    172,100        -        10,600
Regency Centers Corp.        COM   758849103  71,651    1,696,289  SH       Shared-Defined  01 02   1,363,689       -       332,600
Retail Opportunity
 Investments Corp.           COM   76131N101  35,328    3,564,908  SH       Shared-Defined  01 02   2,155,108       -     1,409,800
Senior Housing Properties
 Trust                       COM   81721M109   1,975      90,000   SH       Shared-Defined  01 02     90,000        -             -
Simon Property Group         COM   828806109  495,402   4,979,412  SH       Shared-Defined  01 02   3,111,745       -     1,867,667
Starwood Hotels & Resorts    COM   85590A401  54,682     899,669   SH       Shared-Defined  01 02    589,969        -       309,700
Strategic Hotels & Resorts
 Inc.                        COM   86272T106  10,152    1,919,000  SH       Shared-Defined  01 02    807,500        -     1,111,500
Taubman Centers Inc.         COM   876664103  11,302     223,899   SH       Shared-Defined  01 02    179,199        -        44,700
Vornado Realty Trust         COM   929042109  215,034   2,580,509  SH       Shared-Defined  01 02   1,616,476       -       964,033
                                             --------- -----------                                  ---------- --------- ----------
Column Totals                                4,316,541 117,161,430                                  79,772,898      -    37,388,532
                                             --------- -----------                                  ---------- --------- ----------